Average Annual Total Returns		12 Months Ended	24 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.99%
FT Vest U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	8.84%
Performance Inception Date	Oct. 16, 2020
FT Vest U.S. Equity Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	8.84%
FT Vest U.S. Equity Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.74%	6.95%